Commitments - Additional Information (Detail) $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2014 USD ($)
Commitments [Line Items]
Authorised capital investments	$ 5,478,614
Capital Investments		$ 28,382,604	$ 768,832	$ 659,000
April 2015 to March 2020 [Member] | Airport Authority in Jamaica [Member]
Commitments [Line Items]
Authorised capital investments					$ 37,940,000